Shareholder Report, Average Annual Return (Details)	12 Months Ended	25 Months Ended	36 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Without Sales Load [Member] | C000226851
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.95%)			(3.39%)	(5.34%)
Without Sales Load [Member] | C000226852
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.91%)			(4.33%)	(6.22%)
Without Sales Load [Member] | C000226849
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%			1.99%	3.31%
Without Sales Load [Member] | C000226850
Average Annual Return [Line Items]
Average Annual Return, Percent	9.42%			0.98%	2.28%
Without Sales Load [Member] | C000008397
Average Annual Return [Line Items]
Average Annual Return, Percent	42.30%			3.56%	7.98%
Without Sales Load [Member] | C000008398
Average Annual Return [Line Items]
Average Annual Return, Percent	40.84%			2.52%	6.89%
Without Sales Load [Member] | C000008368
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.81%)			(14.55%)	(13.06%)
Without Sales Load [Member] | C000008369
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.69%)			(15.35%)	(13.91%)
Without Sales Load [Member] | C000008429
Average Annual Return [Line Items]
Average Annual Return, Percent	18.79%			14.47%	8.72%
Without Sales Load [Member] | C000008430
Average Annual Return [Line Items]
Average Annual Return, Percent	17.61%			13.34%	7.63%
Without Sales Load [Member] | C000229022
Average Annual Return [Line Items]
Average Annual Return, Percent	103.21%		10.34%
Without Sales Load [Member] | C000008334
Average Annual Return [Line Items]
Average Annual Return, Percent	19.97%			12.85%	11.05%
Without Sales Load [Member] | C000008335
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%			11.74%	9.95%
Without Sales Load [Member] | C000008415
Average Annual Return [Line Items]
Average Annual Return, Percent	33.72%			12.26%	11.73%
Without Sales Load [Member] | C000008416
Average Annual Return [Line Items]
Average Annual Return, Percent	32.38%			11.15%	10.62%
Without Sales Load [Member] | C000008431
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%			7.09%	12.29%
Without Sales Load [Member] | C000008432
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%			6.02%	11.18%
Without Sales Load [Member] | C000008433
Average Annual Return [Line Items]
Average Annual Return, Percent	3.20%			8.80%	8.83%
Without Sales Load [Member] | C000008434
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%			7.72%	7.76%
Without Sales Load [Member] | C000008435
Average Annual Return [Line Items]
Average Annual Return, Percent	9.09%			11.37%	(1.82%)
Without Sales Load [Member] | C000008436
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%			10.27%	(2.79%)
Without Sales Load [Member] | C000008338
Average Annual Return [Line Items]
Average Annual Return, Percent	15.96%			6.78%	3.46%
Without Sales Load [Member] | C000008339
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%			5.67%	2.43%
Without Sales Load [Member] | C000008427
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.75%)			(2.25%)	(4.13%)
Without Sales Load [Member] | C000008428
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.41%)			(3.18%)	(5.05%)
Without Sales Load [Member] | C000008437
Average Annual Return [Line Items]
Average Annual Return, Percent	33.84%			10.30%	12.10%
Without Sales Load [Member] | C000008438
Average Annual Return [Line Items]
Average Annual Return, Percent	32.40%			9.18%	10.98%
Without Sales Load [Member] | C000008439
Average Annual Return [Line Items]
Average Annual Return, Percent	14.83%			13.02%	12.71%
Without Sales Load [Member] | C000008440
Average Annual Return [Line Items]
Average Annual Return, Percent	13.69%			11.91%	11.60%
Without Sales Load [Member] | C000008441
Average Annual Return [Line Items]
Average Annual Return, Percent	20.77%			10.93%	12.63%
Without Sales Load [Member] | C000008442
Average Annual Return [Line Items]
Average Annual Return, Percent	19.54%			9.82%	11.51%
Without Sales Load [Member] | C000008399
Average Annual Return [Line Items]
Average Annual Return, Percent	16.21%			3.71%	14.94%
Without Sales Load [Member] | C000008400
Average Annual Return [Line Items]
Average Annual Return, Percent	15.04%			2.68%	13.80%
Without Sales Load [Member] | C000008360
Average Annual Return [Line Items]
Average Annual Return, Percent	24.47%			14.13%	12.82%
Without Sales Load [Member] | C000008361
Average Annual Return [Line Items]
Average Annual Return, Percent	23.23%			12.99%	11.70%
Without Sales Load [Member] | C000008358
Average Annual Return [Line Items]
Average Annual Return, Percent	14.38%			10.44%	8.57%
Without Sales Load [Member] | C000008359
Average Annual Return [Line Items]
Average Annual Return, Percent	13.22%			9.33%	7.48%
Without Sales Load [Member] | C000008419
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%			13.27%	7.51%
Without Sales Load [Member] | C000008420
Average Annual Return [Line Items]
Average Annual Return, Percent	7.62%			12.14%	6.45%
Without Sales Load [Member] | C000008364
Average Annual Return [Line Items]
Average Annual Return, Percent	17.13%			9.03%	8.61%
Without Sales Load [Member] | C000008365
Average Annual Return [Line Items]
Average Annual Return, Percent	15.94%			7.94%	7.52%
Without Sales Load [Member] | C000008352
Average Annual Return [Line Items]
Average Annual Return, Percent	13.10%			9.00%	8.10%
Without Sales Load [Member] | C000008353
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%			7.92%	7.03%
Without Sales Load [Member] | C000008362
Average Annual Return [Line Items]
Average Annual Return, Percent	9.52%			8.96%	7.57%
Without Sales Load [Member] | C000008363
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%			7.88%	6.49%
Without Sales Load [Member] | C000008356
Average Annual Return [Line Items]
Average Annual Return, Percent	21.31%			17.87%	15.97%
Without Sales Load [Member] | C000008357
Average Annual Return [Line Items]
Average Annual Return, Percent	20.08%			16.69%	14.81%
Without Sales Load [Member] | C000012315
Average Annual Return [Line Items]
Average Annual Return, Percent	0.43%			(5.54%)	(18.40%)
Without Sales Load [Member] | C000012316
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.55%)			(6.48%)	(19.22%)
Without Sales Load [Member] | C000008401
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.98%)			5.31%	4.00%
Without Sales Load [Member] | C000008402
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.97%)			4.27%	2.97%
Without Sales Load [Member] | C000008403
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%			7.18%	(2.07%)
Without Sales Load [Member] | C000008404
Average Annual Return [Line Items]
Average Annual Return, Percent	22.36%			6.12%	(3.04%)
Without Sales Load [Member] | C000008405
Average Annual Return [Line Items]
Average Annual Return, Percent	11.21%			0.33%	4.99%
Without Sales Load [Member] | C000008406
Average Annual Return [Line Items]
Average Annual Return, Percent	10.09%			(0.66%)	3.94%
Without Sales Load [Member] | C000008421
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%			2.57%	(0.60%)
Without Sales Load [Member] | C000008422
Average Annual Return [Line Items]
Average Annual Return, Percent	3.93%			1.55%	(1.59%)
Without Sales Load [Member] | C000008423
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%			3.85%	(2.64%)
Without Sales Load [Member] | C000008424
Average Annual Return [Line Items]
Average Annual Return, Percent	7.85%			2.83%	(3.61%)
Without Sales Load [Member] | C000008425
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%			2.00%	2.78%
Without Sales Load [Member] | C000008426
Average Annual Return [Line Items]
Average Annual Return, Percent	5.92%			1.00%	1.77%
Without Sales Load [Member] | C000008407
Average Annual Return [Line Items]
Average Annual Return, Percent	113.44%			51.47%	36.88%
Without Sales Load [Member] | C000008408
Average Annual Return [Line Items]
Average Annual Return, Percent	111.30%			49.95%	35.51%
Without Sales Load [Member] | C000236592
Average Annual Return [Line Items]
Average Annual Return, Percent	(61.53%)	(55.03%)
Without Sales Load [Member] | C000008386
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.24%)			(21.06%)	(10.36%)
Without Sales Load [Member] | C000008387
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.23%)			(21.82%)	(11.26%)
Without Sales Load [Member] | C000008374
Average Annual Return [Line Items]
Average Annual Return, Percent	(14.36%)			(20.79%)	(18.78%)
Without Sales Load [Member] | C000008375
Average Annual Return [Line Items]
Average Annual Return, Percent	(15.21%)			(21.59%)	(19.56%)
Without Sales Load [Member] | C000012306
Average Annual Return [Line Items]
Average Annual Return, Percent	(17.68%)			(18.73%)	(14.99%)
Without Sales Load [Member] | C000012307
Average Annual Return [Line Items]
Average Annual Return, Percent	(18.40%)			(19.52%)	(15.85%)
Without Sales Load [Member] | C000008370
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.70%)			(7.73%)	(9.02%)
Without Sales Load [Member] | C000008371
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.63%)			(8.68%)	(9.92%)
Without Sales Load [Member] | C000008372
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.45%)			(13.62%)	(12.29%)
Without Sales Load [Member] | C000008373
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.39%)			(14.51%)	(13.18%)
Without Sales Load [Member] | C000008336
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%			8.20%	8.82%
Without Sales Load [Member] | C000008337
Average Annual Return [Line Items]
Average Annual Return, Percent	15.10%			7.13%	7.74%
Without Sales Load [Member] | C000008354
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%			6.34%	6.39%
Without Sales Load [Member] | C000008355
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%			5.28%	5.35%
Without Sales Load [Member] | C000008366
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%			7.58%	6.90%
Without Sales Load [Member] | C000008367
Average Annual Return [Line Items]
Average Annual Return, Percent	6.58%			6.51%	5.84%
Without Sales Load [Member] | C000008409
Average Annual Return [Line Items]
Average Annual Return, Percent	29.53%			27.17%	25.18%
Without Sales Load [Member] | C000008410
Average Annual Return [Line Items]
Average Annual Return, Percent	28.20%			25.90%	23.93%
Without Sales Load [Member] | C000008417
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.75%)			(8.66%)	(1.87%)
Without Sales Load [Member] | C000008418
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.56%)			(9.55%)	(2.83%)
Without Sales Load [Member] | C000008376
Average Annual Return [Line Items]
Average Annual Return, Percent	(25.54%)			(30.80%)	(26.78%)
Without Sales Load [Member] | C000008377
Average Annual Return [Line Items]
Average Annual Return, Percent	(26.25%)			(31.40%)	(27.45%)
Without Sales Load [Member] | C000008340
Average Annual Return [Line Items]
Average Annual Return, Percent	36.18%			20.39%	19.07%
Without Sales Load [Member] | C000008341
Average Annual Return [Line Items]
Average Annual Return, Percent	34.82%			19.18%	17.88%
Without Sales Load [Member] | C000057897
Average Annual Return [Line Items]
Average Annual Return, Percent	(43.56%)			(29.28%)	(17.27%)
Without Sales Load [Member] | C000057898
Average Annual Return [Line Items]
Average Annual Return, Percent	(44.14%)			(30.00%)	(18.10%)
Without Sales Load [Member] | C000008346
Average Annual Return [Line Items]
Average Annual Return, Percent	25.95%			12.52%	16.58%
Without Sales Load [Member] | C000008347
Average Annual Return [Line Items]
Average Annual Return, Percent	24.72%			11.42%	15.43%
Without Sales Load [Member] | C000024060
Average Annual Return [Line Items]
Average Annual Return, Percent	0.47%			(0.81%)	(2.34%)
Without Sales Load [Member] | C000024061
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.48%)			(1.79%)	(3.32%)
Without Sales Load [Member] | C000024071
Average Annual Return [Line Items]
Average Annual Return, Percent	11.36%			4.71%	1.14%
Without Sales Load [Member] | C000024072
Average Annual Return [Line Items]
Average Annual Return, Percent	9.96%			3.67%	0.14%
Without Sales Load [Member] | C000008350
Average Annual Return [Line Items]
Average Annual Return, Percent	37.61%			23.51%	15.87%
Without Sales Load [Member] | C000008351
Average Annual Return [Line Items]
Average Annual Return, Percent	36.31%			22.30%	14.76%
Without Sales Load [Member] | C000034818
Average Annual Return [Line Items]
Average Annual Return, Percent	(21.41%)			(10.77%)	(12.55%)
Without Sales Load [Member] | C000034819
Average Annual Return [Line Items]
Average Annual Return, Percent	(22.11%)			(11.61%)	(13.38%)
Without Sales Load [Member] | C000008342
Average Annual Return [Line Items]
Average Annual Return, Percent	20.30%			10.83%	11.94%
Without Sales Load [Member] | C000008343
Average Annual Return [Line Items]
Average Annual Return, Percent	19.15%			9.74%	10.84%
Without Sales Load [Member] | C000008348
Average Annual Return [Line Items]
Average Annual Return, Percent	38.03%			29.82%	28.43%
Without Sales Load [Member] | C000008349
Average Annual Return [Line Items]
Average Annual Return, Percent	36.66%			28.52%	27.15%
Without Sales Load [Member] | C000057903
Average Annual Return [Line Items]
Average Annual Return, Percent	34.30%			(31.03%)	(25.63%)
Without Sales Load [Member] | C000057904
Average Annual Return [Line Items]
Average Annual Return, Percent	32.77%			(31.63%)	(26.32%)
Without Sales Load [Member] | C000008382
Average Annual Return [Line Items]
Average Annual Return, Percent	(18.44%)			(25.31%)	(25.04%)
Without Sales Load [Member] | C000008383
Average Annual Return [Line Items]
Average Annual Return, Percent	(19.23%)			(26.01%)	(25.77%)
Without Sales Load [Member] | C000024074
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.31%)			(24.92%)	(19.32%)
Without Sales Load [Member] | C000024075
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.27%)			(25.67%)	(20.11%)
Without Sales Load [Member] | C000024083
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.20%)			(20.07%)	(15.45%)
Without Sales Load [Member] | C000024084
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.25%)			(20.89%)	(16.30%)
Without Sales Load [Member] | C000024080
Average Annual Return [Line Items]
Average Annual Return, Percent	(28.39%)			(31.58%)	(27.78%)
Without Sales Load [Member] | C000024081
Average Annual Return [Line Items]
Average Annual Return, Percent	(29.03%)			(32.29%)	(28.51%)
Without Sales Load [Member] | C000034786
Average Annual Return [Line Items]
Average Annual Return, Percent	16.68%			(26.78%)	(21.22%)
Without Sales Load [Member] | C000034787
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%			(27.49%)	(22.00%)
Without Sales Load [Member] | C000008378
Average Annual Return [Line Items]
Average Annual Return, Percent	(19.79%)			(30.24%)	(25.61%)
Without Sales Load [Member] | C000008379
Average Annual Return [Line Items]
Average Annual Return, Percent	(20.62%)			(30.92%)	(26.37%)
Without Sales Load [Member] | C000008384
Average Annual Return [Line Items]
Average Annual Return, Percent	(31.02%)			(41.92%)	(36.85%)
Without Sales Load [Member] | C000008385
Average Annual Return [Line Items]
Average Annual Return, Percent	(31.66%)			(42.49%)	(37.45%)
Without Sales Load [Member] | C000008380
Average Annual Return [Line Items]
Average Annual Return, Percent	(22.36%)			(30.30%)	(26.22%)
Without Sales Load [Member] | C000008381
Average Annual Return [Line Items]
Average Annual Return, Percent	(23.13%)			(31.03%)	(26.98%)
Without Sales Load [Member] | C000008344
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%			4.58%	7.74%
Without Sales Load [Member] | C000008345
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%			3.54%	6.66%
Without Sales Load [Member] | C000008413
Average Annual Return [Line Items]
Average Annual Return, Percent	12.06%			5.03%	9.44%
Without Sales Load [Member] | C000008414
Average Annual Return [Line Items]
Average Annual Return, Percent	10.98%			4.03%	8.38%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.10%			0.19%	1.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.10%			0.19%	1.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.10%			0.19%	1.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.10%			0.19%	1.61%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	21.10%			14.13%	12.51%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	21.10%			14.13%	12.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	21.10%			14.13%	12.51%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	21.10%			14.13%	12.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%		9.53%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	21.10%			14.13%	12.51%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	21.10%			14.13%	12.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.57%			14.65%	12.89%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.57%			14.65%	12.89%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.57%			14.65%	12.89%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.57%			14.65%	12.89%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.57%			14.65%	12.89%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.57%			14.65%	12.89%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	23.93%			20.81%	18.59%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	23.93%			20.81%	18.59%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	21.10%			14.13%	12.51%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	21.10%			14.13%	12.51%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	21.10%			14.13%	12.51%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	21.10%			14.13%	12.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent	4.13%			(0.20%)	1.14%
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent	4.13%			(0.20%)	1.14%
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent	4.13%			(0.20%)	1.14%
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent	4.13%			(0.20%)	1.14%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%	21.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	23.93%			20.81%	18.59%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	23.93%			20.81%	18.59%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.07%			14.23%	12.58%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.07%			14.23%	12.58%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.57%			14.65%	12.89%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.57%			14.65%	12.89%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.07%			14.23%	12.58%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.07%			14.23%	12.58%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.57%			14.65%	12.89%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.57%			14.65%	12.89%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	21.10%			14.13%	12.51%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	21.10%			14.13%	12.51%
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent	4.13%			(0.20%)	1.14%
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent	4.13%			(0.20%)	1.14%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	11.21%			7.36%	4.84%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	11.21%			7.36%	4.84%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.57%			14.65%	12.89%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.57%			14.65%	12.89%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	23.93%			20.81%	18.59%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	23.93%			20.81%	18.59%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	11.21%			7.36%	4.84%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	11.21%			7.36%	4.84%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.81%			12.53%	10.05%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.57%			14.65%	12.89%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.57%			14.65%	12.89%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	23.93%			20.81%	18.59%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	23.93%			20.81%	18.59%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.07%			14.23%	12.58%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.07%			14.23%	12.58%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.07%			14.23%	12.58%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	21.07%			14.23%	12.58%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	21.10%			14.13%	12.51%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	21.10%			14.13%	12.51%
Markit iBoxx $ Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx $ Liquid High Yield Index
Average Annual Return, Percent	10.82%			3.56%	4.10%
Markit iBoxx $ Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx $ Liquid High Yield Index
Average Annual Return, Percent	10.82%			3.56%	4.10%
Markit iBoxx $ Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx $ Liquid High Yield Index
Average Annual Return, Percent	10.82%			3.56%	4.10%
Markit iBoxx $ Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx $ Liquid High Yield Index
Average Annual Return, Percent	10.82%			3.56%	4.10%
S&P Banks Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Banks Select Industry Index
Average Annual Return, Percent	33.01%			7.12%	8.18%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Banks Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Banks Select Industry Index
Average Annual Return, Percent	33.01%			7.12%	8.18%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Biotechnology Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Average Annual Return, Percent	18.09%			3.13%	7.56%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Biotechnology Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Average Annual Return, Percent	18.09%			3.13%	7.56%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
Bloomberg Galaxy Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Galaxy Bitcoin Index
Average Annual Return, Percent	123.91%		17.52%
S&P Communication Services Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Communication Services Select Sector Index
Average Annual Return, Percent	26.20%			12.17%	12.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Communication Services Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Communication Services Select Sector Index
Average Annual Return, Percent	26.20%			12.17%	12.15%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Consumer Discretionary Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Consumer Discretionary Select Sector Index
Average Annual Return, Percent	8.90%			10.30%	12.48%
S&P Consumer Discretionary Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Consumer Discretionary Select Sector Index
Average Annual Return, Percent	8.90%			10.30%	12.48%
S&P Consumer Staples Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Consumer Staples Select Sector Index
Average Annual Return, Percent	5.93%			8.51%	9.10%
S&P Consumer Staples Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Consumer Staples Select Sector Index
Average Annual Return, Percent	5.93%			8.51%	9.10%
S&P Energy Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Average Annual Return, Percent	10.22%			13.95%	3.76%
S&P Energy Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Average Annual Return, Percent	10.22%			13.95%	3.76%
ProFunds Europe 30 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ProFunds Europe 30 Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	12.29%			5.55%	1.59%
STOXX Europe 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Europe 50<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	11.72%			9.43%	5.11%
ProFunds Europe 30 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ProFunds Europe 30 Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	12.29%			5.55%	1.59%
STOXX Europe 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Europe 50<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	11.72%			9.43%	5.11%
U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. Dollar Index
Average Annual Return, Percent	2.20%			1.09%	2.48%
U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. Dollar Index
Average Annual Return, Percent	2.20%			1.09%	2.48%
S&P Financial Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Financial Select Sector Index
Average Annual Return, Percent	26.11%			11.44%	11.44%
S&P Financial Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Financial Select Sector Index
Average Annual Return, Percent	26.11%			11.44%	11.44%
S&P Health Care Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
Average Annual Return, Percent	13.48%			12.48%	11.34%
S&P Health Care Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
Average Annual Return, Percent	13.48%			12.48%	11.34%
S&P Industrials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Industrials Select Sector Index
Average Annual Return, Percent	17.77%			12.44%	11.65%
S&P Industrials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Industrials Select Sector Index
Average Annual Return, Percent	17.77%			12.44%	11.65%
DJ Composite Internet
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Internet Composite Index
Average Annual Return, Percent	15.04%			6.90%	13.53%
DJ Composite Internet
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Internet Composite Index
Average Annual Return, Percent	15.04%			6.90%	13.53%
S&P 500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent	26.92%			16.30%	14.96%
S&P 500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent	26.92%			16.30%	14.96%
S&P 500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent	16.78%			12.54%	10.57%
S&P 500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent	16.78%			12.54%	10.57%
S&P Materials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Materials Select Sector Index
Average Annual Return, Percent	9.76%			11.88%	8.86%
S&P Materials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Materials Select Sector Index
Average Annual Return, Percent	9.76%			11.88%	8.86%
S&P MidCap 400 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent	19.31%			11.13%	10.64%
S&P MidCap 400 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent	19.31%			11.13%	10.64%
S&P 400 MidCap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	15.41%			11.26%	10.24%
S&P 400 MidCap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	15.41%			11.26%	10.24%
S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent	11.37%			10.90%	9.46%
S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent	11.37%			10.90%	9.46%
S&P Oil & Gas Equipment & Services Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Oil & Gas Equipment & Services Select Industry Index
Average Annual Return, Percent	5.50%			2.78%	(12.83%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Oil & Gas Equipment & Services Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Oil & Gas Equipment & Services Select Industry Index
Average Annual Return, Percent	5.50%			2.78%	(12.83%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Pharmaceuticals Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Pharmaceuticals Select Industry Index
Average Annual Return, Percent	0.42%			3.76%	1.09%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Pharmaceuticals Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Pharmaceuticals Select Industry Index
Average Annual Return, Percent	0.42%			3.76%	1.09%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
DJ US Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Precious Metals Index
Average Annual Return, Percent	21.81%			10.74%	4.10%
DJ US Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Precious Metals Index
Average Annual Return, Percent	21.81%			10.74%	4.10%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Real Estate Select Sector Index
Average Annual Return, Percent	11.82%			5.52%	7.72%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Real Estate Select Sector Index
Average Annual Return, Percent	11.82%			5.52%	7.72%
S&P US Treasury Bond Current 10-Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 10-Year Total Return Index
Average Annual Return, Percent	3.02%			(1.21%)	0.90%
S&P US Treasury Bond Current 10-Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 10-Year Total Return Index
Average Annual Return, Percent	3.02%			(1.21%)	0.90%
S&P US Treasury Bond Current 30-Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return, Percent	(1.88%)			(4.97%)	0.25%
S&P US Treasury Bond Current 30-Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return, Percent	(1.88%)			(4.97%)	0.25%
U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. Dollar Index
Average Annual Return, Percent	2.20%			1.09%	2.48%
U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. Dollar Index
Average Annual Return, Percent	2.20%			1.09%	2.48%
DJ US Semiconductors Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Semiconductors Index
Average Annual Return, Percent	76.60%			39.67%	28.82%
DJ US Semiconductors Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Semiconductors Index
Average Annual Return, Percent	76.60%			39.67%	28.82%
Bloomberg Galaxy Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Galaxy Bitcoin Index
Average Annual Return, Percent	123.91%	71.77%
S&P CME Bitcoin Futures Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P CME Bitcoin Futures Index
Average Annual Return, Percent	98.42%	61.02%
S&P Energy Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Average Annual Return, Percent	10.22%			13.95%	3.76%
S&P Energy Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Average Annual Return, Percent	10.22%			13.95%	3.76%
DJ US Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Precious Metals Index
Average Annual Return, Percent	21.81%			10.74%	4.10%
DJ US Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Precious Metals Index
Average Annual Return, Percent	21.81%			10.74%	4.10%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Real Estate Select Sector Index
Average Annual Return, Percent	11.82%			5.52%	7.72%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Real Estate Select Sector Index
Average Annual Return, Percent	11.82%			5.52%	7.72%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.25%			8.91%	8.72%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.25%			8.91%	8.72%
S&P SmallCap 600 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent	18.30%			10.16%	10.82%
S&P SmallCap 600 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent	18.30%			10.16%	10.82%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.25%			8.91%	8.72%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.25%			8.91%	8.72%
S&P SmallCap 600 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent	9.79%			9.57%	8.94%
S&P SmallCap 600 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent	9.79%			9.57%	8.94%
S&P Technology Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Technology Select Sector Index
Average Annual Return, Percent	23.74%			23.38%	20.57%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Technology Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Technology Select Sector Index
Average Annual Return, Percent	23.74%			23.38%	20.57%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P US Treasury Bond Current 30-Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return, Percent	(1.88%)			(4.97%)	0.25%
S&P US Treasury Bond Current 30-Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return, Percent	(1.88%)			(4.97%)	0.25%
BONY China Select ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P China Select ADR Index (USD)
Average Annual Return, Percent	(18.78%)			(6.82%)	(2.20%)
BONY China Select ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P China Select ADR Index (USD)
Average Annual Return, Percent	(18.78%)			(6.82%)	(2.20%)
Dow Jones Industrial Total Retun Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	17.22%			11.06%	11.96%
Dow Jones Industrial Total Retun Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	17.22%			11.06%	11.96%
BONY Emerging Markets 50 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Emerging 50 ADR Index (USD)
Average Annual Return, Percent	5.75%			5.47%	3.47%
BONY Emerging Markets 50 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Emerging 50 ADR Index (USD)
Average Annual Return, Percent	5.75%			5.47%	3.47%
NIKKEI 225
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - Yen
Average Annual Return, Percent	20.06%			14.91%	11.74%
NIKKEI 225 (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - USD
Average Annual Return, Percent	13.37%			7.65%	7.56%
NIKKEI 225
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - Yen
Average Annual Return, Percent	20.06%			14.91%	11.74%
NIKKEI 225 (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - USD
Average Annual Return, Percent	13.37%			7.65%	7.56%
BONY Latin America 35 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Latin America 35 ADR Index (USD)
Average Annual Return, Percent	(6.34%)			1.98%	(0.24%)
BONY Latin America 35 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Latin America 35 ADR Index (USD)
Average Annual Return, Percent	(6.34%)			1.98%	(0.24%)
S&P 400 MidCap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	15.41%			11.26%	10.24%
S&P 400 MidCap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	15.41%			11.26%	10.24%
BONY China Select ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P China Select ADR Index (USD)
Average Annual Return, Percent	(18.78%)			(6.82%)	(2.20%)
BONY China Select ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P China Select ADR Index (USD)
Average Annual Return, Percent	(18.78%)			(6.82%)	(2.20%)
Dow Jones Industrial Total Retun Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	17.22%			11.06%	11.96%
Dow Jones Industrial Total Retun Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	17.22%			11.06%	11.96%
BONY Emerging Markets 50 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Emerging 50 ADR Index (USD)
Average Annual Return, Percent	5.75%			5.47%	3.47%
BONY Emerging Markets 50 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Emerging 50 ADR Index (USD)
Average Annual Return, Percent	5.75%			5.47%	3.47%
NIKKEI 225
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - Yen
Average Annual Return, Percent	20.06%			14.91%	11.74%
NIKKEI 225 (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - USD
Average Annual Return, Percent	13.37%			7.65%	7.56%
NIKKEI 225
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - Yen
Average Annual Return, Percent	20.06%			14.91%	11.74%
NIKKEI 225 (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - USD
Average Annual Return, Percent	13.37%			7.65%	7.56%
BONY Latin America 35 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Latin America 35 ADR Index (USD)
Average Annual Return, Percent	(6.34%)			1.98%	(0.24%)
BONY Latin America 35 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Latin America 35 ADR Index (USD)
Average Annual Return, Percent	(6.34%)			1.98%	(0.24%)
S&P 400 MidCap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	15.41%			11.26%	10.24%
S&P 400 MidCap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	15.41%			11.26%	10.24%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.25%			8.91%	8.72%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.25%			8.91%	8.72%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.25%			8.91%	8.72%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.25%			8.91%	8.72%
S&P Utilities Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Utilities Select Sector Index
Average Annual Return, Percent	12.36%			7.58%	9.53%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%
S&P Utilities Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Utilities Select Sector Index
Average Annual Return, Percent	12.36%			7.58%	9.53%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	22.15%			15.00%	13.15%